Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended							12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended						1 Months Ended	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Redwood [Member]	Dec. 31, 2013 Redwood [Member]	Jul. 03, 2013 Redwood [Member]	Dec. 31, 2013 Redwood [Member] Selling, General and Administrative Expense [Member]	Mar. 31, 2013 Wireless [Member]	Dec. 31, 2012 Wireless [Member]	Dec. 31, 2012 Wireless [Member] Intangible Assets Property Plant and Equipment [Member]	Mar. 31, 2013 Wireless [Member]	Dec. 31, 2013 Level 3 [Member]	Dec. 31, 2013 Level 3 [Member] Broadband [Member]	Dec. 31, 2013 Level 3 [Member] Wireless [Member]	Dec. 31, 2013 Level 3 [Member] Facility [Member]	Dec. 31, 2013 Level 3 [Member] Manufacturing Equipment [Member]	Dec. 31, 2013 Level 3 [Member] BiMetals Business [Member]	Jul. 31, 2013 Minimum [Member] Redwood [Member]	Mar. 31, 2014 Minimum [Member] Redwood [Member]	Dec. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]
Business Combination Segment Allocation [Line Items]
Payable of contingent consideration range, low											$ 0	$ 0
Payable of contingent consideration range, high											37,250,000	37,250,000
Contingent consideration payable year											2015	2015
Maximum level of payout reached																									55,000,000	55,000,000
Estimated fair value of contingent consideration											7,700,000		12,400,000
Expenses related to change in estimated fair value, recorded in selling, general and administrative expense	(5,400,000)										(5,400,000)			700,000
Interest rate on senior notes																											8.25%	8.25%
Asset impairment charge	0	3,727,000	7,320,000	28,848,000	5,634,000	2,636,000	38,271,000											5,600,000	45,500,000
Pretax goodwill impairment charges								36,200,000	0	80,200,000										36,200,000
Pretax impairment charges															3,600,000	5,900,000	35,000,000				3,600,000	1,200,000
Other impairment charges recognized for production equipment and intellectual property																					5,700,000
Pretax impairment charges																			7,800,000
Equipment impairment charge																							6,600,000
Face value of note received as a part of sale consideration																								15,000,000
Maximum term of note																								7 years
Estimated fair value of note																								$ 9,800,000